Cover	Dec. 01, 2023
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On December 6, 2023, Collective Audience, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Initial Form 8-K”) disclosing that on December 1, 2023, the Company had dismissed BDO USA, LLP (“BDO”) as the Company’s independent registered public accounting firm. This Current Report on Form 8-K/A is filed solely to add, as Exhibit 16.1, the letter received on December 14, 2023 from BDO, whereby BDO agrees to the statements regarding its firm in the Initial Form 8-K.
Document Period End Date	Dec. 01, 2023
Entity File Number	001-40723
Entity Registrant Name	COLLECTIVE AUDIENCE, INC.
Entity Central Index Key	0001854583
Entity Tax Identification Number	86-2861807
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	85 Broad Street 16-079
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10004
City Area Code	808
Local Phone Number	829-1057
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	CAUD
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of Common Stock for $11.50 per share
Title of 12(b) Security	Warrants, each exercisable for one share of Common Stock for $11.50 per share
Trading Symbol	CAUDW
Security Exchange Name	NASDAQ